ENVIRONMENTAL	6 Months Ended
Jun. 30, 2016
Environmental Remediation Obligations [Abstract]
ENVIRONMENTAL
ENVIRONMENTAL

We are party to various government and private environmental actions associated with past manufacturing facilities and former waste disposal sites. Charges to income for investigatory and remedial efforts were material to operating results in 2015 and are expected to be material in 2016. The condensed balance sheets included reserves for future environmental expenditures to investigate and remediate known sites amounting to $138.9 million, $138.1 million and $137.9 million at June 30, 2016, December 31, 2015 and June 30, 2015, respectively, of which $119.9 million, $119.1 million and $118.9 million, respectively, were classified as other noncurrent liabilities.

Environmental provisions charged to income, which are included in cost of goods sold, were $2.4 million and $5.1 million for the three months ended June 30, 2016 and 2015, respectively, and $5.1 million and $5.8 million for the six months ended June 30, 2016 and 2015, respectively.

In connection with the Acquisition, TDCC retained liabilities relating to releases of hazardous materials and violations of environmental law to the extent arising prior to the Closing Date.

Environmental exposures are difficult to assess for numerous reasons, including the identification of new sites, developments at sites resulting from investigatory studies, advances in technology, changes in environmental laws and regulations and their application, changes in regulatory authorities, the scarcity of reliable data pertaining to identified sites, the difficulty in assessing the involvement and financial capability of other potentially responsible parties (PRPs), our ability to obtain contributions from other parties and the lengthy time periods over which site remediation occurs. It is possible that some of these matters (the outcomes of which are subject to various uncertainties) may be resolved unfavorably to us, which could materially adversely affect our financial position or results of operations.